STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Warrant [Member] Cashless Exercise of Warrants [Member] Additional Paid-in Capital [Member]	Warrant [Member] Cashless Exercise of Warrants [Member]	Warrant [Member] Additional Paid-in Capital [Member]	Warrant [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member]	Embedded Derivative Financial Instruments [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member]	Warrants at $3.67 [Member] Exercise of Warrants for Cash [Member] Common Stock [Member]	Warrants at $3.67 [Member] Exercise of Warrants for Cash [Member] Additional Paid-in Capital [Member]	Warrants at $3.67 [Member] Exercise of Warrants for Cash [Member]	Warrants at $2.50 [Member] Exercise of Warrants for Cash [Member] Common Stock [Member]	Warrants at $2.50 [Member] Exercise of Warrants for Cash [Member] Additional Paid-in Capital [Member]	Warrants at $2.50 [Member] Exercise of Warrants for Cash [Member]	Cashless Exercise of Warrants [Member] Common Stock [Member]	Cashless Exercise of Warrants [Member] Additional Paid-in Capital [Member]	Cashless Exercise of Warrants [Member]	Exercise of Options [Member] Common Stock [Member]	Exercise of Options [Member] Additional Paid-in Capital [Member]	Exercise of Options [Member]	Settlement of Preferred Stock [Member] Common Stock [Member] Series C Preferred Stock [Member]	Settlement of Preferred Stock [Member] Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscription [Member]	Retained Earnings [Member]	Series C Preferred Stock [Member]	Total
Balance at Dec. 31, 2014																									$ 11,179		$ 19,186,163		$ (22,780,404)		$ (3,583,062)
Balance (in Shares) at Dec. 31, 2014																									11,179,266
Sale of common stock																									$ 2,645		4,757,153				4,759,798
Sale of common stock (in Shares)																									2,645,432
Common stock issued upon conversion of preferred stock and accrued dividends									$ 4	$ 14,977	$ 14,981	$ 4	$ 9,996	$ 10,000	$ 100	$ (100)		$ 10	$ 20,890	$ 20,900				$ 1,431		$ 2,144,870				$ 2,146,301
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)									4,082			4,000			99,552		99,552	10,000		10,000				1,430,871
Fair value reclassification			$ (4,097,444)	$ (4,097,444)		$ (1,242,590)		$ (1,242,590)
Fair value reclassification	$ 265,955	$ 265,955			$ 639,467		$ 639,467	265,955																						639,467
Stock based compensation																											4,626,285				4,626,285
Preferred Stock dividend																											(351,522)				(351,522)
Net loss																													(9,461,452)		(9,461,452)
Common stock issued for services																									$ 1,453		3,340,299				3,341,752
Common stock issued for services (in Shares)																									1,452,500
Balance at Dec. 31, 2015																									$ 16,826		29,314,399		(32,241,856)		$ (2,910,631)
Balance (in Shares) at Dec. 31, 2015																									16,825,703						16,825,703
Sale of common stock																									$ 3,798		5,222,570				$ 5,226,368
Sale of common stock (in Shares)																									3,798,417
Common stock issued upon conversion of preferred stock and accrued dividends																					$ 58	$ 90,365	$ 90,423	$ 267		400,733				401,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)																					58,185			267,334
Fair value reclassification					$ 103,096		$ 103,096	0																						103,096
Stock based compensation																									$ 304		3,528,396				3,528,700
Stock based compensation (in Shares)																									303,545
Preferred Stock dividend																											(110,023)				(110,023)
Net loss																													(11,587,187)		(11,587,187)
Common stock issued for services																									$ 1,335		2,469,715				2,471,050
Common stock issued for services (in Shares)																									1,335,000
Balance at Dec. 31, 2016																									$ 22,588		41,019,251		(43,829,043)		$ (2,787,204)
Balance (in Shares) at Dec. 31, 2016																									22,588,184						22,588,184
Sale of common stock																									$ 2,871		4,118,033				$ 4,120,904
Sale of common stock (in Shares)																									2,870,865
Common stock issued upon conversion of preferred stock and accrued dividends																					$ 24	$ 31,844	$ 31,868	$ 57		$ 84,943				$ 85,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)																					24,021			56,669							135,000
Common stock received and canceled in connection with short term swing profit reimbursement																									$ (11)		11
Common stock received and canceled in connection with short term swing profit reimbursement (in Shares)																									(10,744)
Common stock subscription received																												$ 279,940			$ 279,940
Fair value reclassification								$ 0																			20,757				20,757
Fair value of warrant issued to acquire research and development																											543,927				543,927
Stock based compensation																									$ 260		244,472				244,732
Stock based compensation (in Shares)																									259,750
Preferred Stock dividend																											(68,915)				(68,915)
Net loss																													(8,151,736)		(8,151,736)
Common stock issued for services																									$ 625		894,124				$ 894,749
Common stock issued for services (in Shares)																									625,000						625,000
Balance at Sep. 30, 2017																									$ 26,414		$ 46,888,447	$ 279,940	$ (51,980,779)		$ (4,785,978)
Balance (in Shares) at Sep. 30, 2017																									26,413,745						26,413,745